SHARE-BASED PAYMENTS - Disclosure of detailed information about stock options available for grant (Details)	Dec. 31, 2019 Share	Jul. 31, 2019 shares	Dec. 31, 2018 Share	Jul. 31, 2018 shares	Dec. 31, 2017 Share	Jul. 31, 2017 shares	Mar. 02, 2016 shares
Disclosure Of Share Based Payments [Abstract]
Shares outstanding | shares		13,580,692		14,217,860		14,869,374	15,298,602
Percentage of shares outstanding							10.00%
Net options authorized | shares							1,529,860
Less: options issued & outstanding | Share	(1,321,288)		(1,229,040)		(615,843)
Options available for grant | Share	208,572